Parent company only condensed financial information	12 Months Ended
Dec. 31, 2017
Parent company only condensed financial information
Parent company only condensed financial information
29.	Parent company only condensed financial information

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and subsidiaries of VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2017.

Condensed balance sheets

	As of December 31,
	2016	2017
	RMB	RMB

Assets

Current assets
Cash and cash equivalents	154,020	66,662
Prepayments and other receivables	13,046	51,760
Total current assets	167,066	118,422

Non-current assets
Investments in subsidiaries, VIEs and subsidiaries of VIEs	1,562,089	6,429,473
Investment in equity investees	48,276	43,945
Intangible assets, net	2,061,106	1,431,226
Due from subsidiaries, VIEs and subsidiaries of VIEs	6,583,747	6,222,037
Total non-current assets	10,255,218	14,126,681

Total assets	10,422,284	14,245,103

Liabilities

Current liabilities
Accruals and other payables	19,498	73,807
Total current liabilities	19,498	73,807

Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	102	2,134,755
Convertible debt	859,166	707,854
Total non-current liabilities	859,268	2,842,609

Total liabilities	878,766	2,916,416

Shareholders’ Equity
Ordinary shares(US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2016 and 2017, respectively; 70,726,025 shares issued and outstanding as of December 31, 2016; 72,739,966 shares issued and outstanding as of December 31, 2017, respectively)	19	19
Additional paid-in capital	8,903,759	12,220,493
Treasury shares	(41,888)	(20,411)
Statutory reserve	89,841	153,538
Accumulated other comprehensive income	742,302	468,257
Accumulated deficit	(150,515)	(1,493,209)
Total shareholders’ equity	9,543,518	11,328,687

Total liabilities and shareholders’ equity	10,422,284	14,245,103

Condensed statements of comprehensive income

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Selling and administrative expenses	(806,198)	(689,656)	(910,515)
Other gains	11	5	38,948
Loss from operations	(806,187)	(689,651)	(871,567)

Interest income	11,201	1,209	1,592
Interest expense	-	(21,407)	(77,158)
Share of results of equity investees	(4,782)	(24,354)	(52,055)
Equity in profit/(loss) of subsidiaries, VIEs and subsidiaries of VIEs	292,776	192,858	(611,926)
Loss before tax	(506,992)	(541,345)	(1,611,114)

Net loss	(506,992)	(541,345)	(1,611,114)

Other comprehensive loss

Foreign currency exchange gains/(losses), net of tax of nil	344,748	459,227	(274,045)

Total comprehensive loss, net of tax	(162,244)	(82,118)	(1,885,159)

Condensed statements of cash flows

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	23,307	(9,711)	104,295
Net cash used in investing activities	(2,561,029)	(3,195,265)	(238,475)
Net cash provided by financing activities	3,375,896	2,198,272	354,821

Effect of exchange rate changes on cash and cash equivalents	111,329	148,031	(307,999)

Increase/(Decrease) in cash and cash equivalents	949,503	(858,673)	(87,358)
Cash and cash equivalents at beginning of the year	63,190	1,012,693	154,020

Cash and cash equivalents at end of the year	1,012,693	154,020	66,662

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and subsidiaries of VIEs.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC 323 “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “investment in subsidiaries, VIEs and subsidiaries of VIEs” and shares in the subsidiaries, VIEs and subsidiaries of VIEs’ profit are presented as “equity in profit of subsidiaries, VIEs and subsidiaries of VIEs” on the condensed statements of comprehensive income. The cash flows used in the investing activities are primarily associated with the loans to the subsidiaries, VIEs and subsidiaries of VIEs. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.